Inventories - Summary of Inventories (Detail) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of inventories [line items]
Inventories	$ 27,291	$ 21,820	$ 19,258	$ 13,001
Refined products [member]
Disclosure of inventories [line items]
Inventories	16,260	13,390	10,709
Crude oil and natural gas [member]
Disclosure of inventories [line items]
Inventories	8,474	6,551	7,155
Products in process [member]
Disclosure of inventories [line items]
Inventories	640	411	169
Construction works in progress for third parties [member]
Disclosure of inventories [line items]
Inventories	142	12	85
Raw materials, packaging materials and others [member]
Disclosure of inventories [line items]
Inventories	$ 1,775	$ 1,456	$ 1,140